CAN SLIM® SELECT GROWTH FUND

SCHEDULE OF INVESTMENTS
AT JUNE 30, 2020 (Unaudited)

Shares		Value
COMMON STOCKS: 65.5%
Banks: 3.1%
16,235	Bank of America Corp.	$385,581
6,777	Citigroup, Inc.	346,305
2,963	JPMorgan Chase & Co.	278,700
		1,010,586
Beverages: 0.9%
6,677	The Coca-Cola Co.	298,328

Biotechnology: 2.2%
3,512	Incyte Corp. [1]	365,143
1,197	Vertex Pharmaceuticals, Inc. [1]	347,501
		712,644
Chemicals: 2.3%
3,331	PPG Industries, Inc.	353,286
675	The Sherwin-Williams Co.	390,049
		743,335
Commercial Services: 2.0%
1,346	FleetCor Technologies, Inc. [1]	338,559
4,326	IHS Markit, Ltd.	326,613
		665,172
Computers: 3.6%
3,251	Apple, Inc.	1,185,965

Cosmetics & Personal Care: 0.9%
4,218	Colgate-Palmolive Co.	309,011

Distribution & Wholesale: 1.1%
10,570	HD Supply Holdings, Inc. [1]	366,251

Diversified Financial Services: 5.3%
3,173	American Express Co.	302,070
5,554	LPL Financial Holdings, Inc.	435,434
2,389	Mastercard, Inc. - Class A	706,427
6,257	Stifel Financial Corp.	296,769
		1,740,700
Electronics: 2.0%
9,910	Jabil, Inc.	317,913
4,022	TE Connectivity, Ltd.	327,994
		645,907
Food: 2.1%
2,797	The Hershey Co.	362,547
9,771	The Kroger Co.	330,748
		693,295
Healthcare-Products: 5.9%
5,204	Baxter International, Inc.	448,065
5,649	Edwards Lifesciences Corp. [1]	390,402
1,011	IDEXX Laboratories, Inc. [1]	333,792
3,562	Medtronic PLC	326,635
2,386	ResMed, Inc.	458,112
		1,957,006
Healthcare-Services: 4.0%
3,032	HCA Healthcare, Inc.	294,286
1,128	Humana, Inc.	437,382
1,749	Laboratory Corp. of America Holdings [1]	290,526
1,024	UnitedHealth Group, Inc.	302,029
		1,324,223
Insurance: 1.5%
5,196	The Allstate Corp.	503,960

Internet: 2.4%
183	Amazon.com, Inc. [1]	504,864
189	Booking Holdings, Inc. [1]	300,952
		805,816
Lodging: 0.9%
6,578	Las Vegas Sands Corp.	299,562

Mining: 1.0%
7,632	Kirkland Lake Gold, Ltd.	314,744

Pharmaceuticals: 6.1%
5,849	CVS Health Corp.	380,010
2,645	Jazz Pharmaceuticals PLC [1]	291,849
2,201	Johnson & Johnson	309,527
4,568	Merck & Co., Inc.	353,243
2,755	Neurocrine Biosciences, Inc. [1]	336,110
2,521	Zoetis, Inc.	345,478
		2,016,217
Retail: 5.0%
1,027	Costco Wholesale Corp.	311,396
2,646	Target Corp.	317,335
5,292	Walmart, Inc.	633,876
4,267	Yum! Brands, Inc.	370,845
		1,633,452
Semiconductors: 2.1%
5,206	Intel Corp.	311,475
4,033	QUALCOMM, Inc.	367,850
		679,325
Software: 6.7%
1,115	Intuit, Inc.	330,252
5,991	Microsoft Corp.	1,219,228
13,100	Radware, Ltd. [1]	309,029
6,246	SS&C Technologies Holdings, Inc.	352,774
		2,211,283
Telecommunications: 3.1%
14,877	Cisco Systems, Inc.	693,863
3,213	T-Mobile US, Inc. [1]	334,634
		1,028,497
Transportation: 1.3%
6,337	CSX Corp.	441,942
TOTAL COMMON STOCKS
(Cost $19,905,698)		21,587,221

INVESTMENT COMPANIES: 19.5%
36,994	iShares 1-3 Year Treasury Bond ETF	3,204,051
63,410	JPMorgan Ultra-Short Income ETF	3,216,789
TOTAL INVESTMENT COMPANIES
(Cost $6,364,930)		6,420,840

RIGHTS: 0.0% [2]
Telecommunications: 0.0% [2]
3,213	T-Mobile US, Inc. [1]	540
TOTAL RIGHTS
(Cost $458)		540

SHORT-TERM INVESTMENTS: 17.4%
Money Market Funds: 17.4%
5,737,931	First American Government Obligations Fund - Class X, 0.091% [3]	5,737,931
TOTAL SHORT-TERM INVESTMENTS
(Cost $5,737,931)		5,737,931

TOTAL INVESTMENTS IN SECURITIES: 102.4%
(Cost $32,009,017)		33,746,532
Liabilities in Excess of Other Assets: (2.4)%		(797,677)
TOTAL NET ASSETS: 100.0%		$32,948,855

ETF	Exchange-Traded Fund
[1]	Non-income producing security.
[2]	Does not round to 0.1% or (0.1)%, as applicable.
[3]	Annualized seven-day effective yield as of June 30, 2020.

CAN SLIM® SELECT GROWTH FUND
Summary of Fair Value Exposure at June 30, 2020 (Unaudited)

The CAN SLIM® Select Growth Fund (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2020. See Schedule of Investments for industry breakouts:

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$21,587,221	$–	$–	$21,587,221
Investment Companies	6,420,840	–	–	6,420,840
Rights	540	–	–	540
Short-Term Investments	5,737,931	–	–	5,737,931
Total Investments	$33,746,532	$–	$–	$33,746,532